Acquisition and Disposal - Schedule of Unaudited Pro Forma Information (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2024 CNY (¥)
Schedule of Unaudited Pro Forma Information [Abstract]
Total net revenues	¥ 2,419,634
Loss from operations	(453,560)
Net loss	(397,718)
Net loss attributable to the Company’s shareholders	¥ (250,192)